AB Volatility Management Portfolio
AB Volatility Management Portfolio
INVESTMENT OBJECTIVE
The Portfolio's investment objective is long-term growth of capital and income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AB Volatility Management Portfolio AB Volatility Management Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AB Volatility Management Portfolio AB Volatility Management Portfolio
Management Fee	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.07%	[1]
[1]	Restated to reflect current expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Examples assume an investment of $10,000 in the Portfolio for the time periods indicated and redemption of all shares at the end of those periods. The Examples also assume that the investment has a 5% return each year, the fee waiver is in effect for only the first year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB Volatility Management Portfolio AB Volatility Management Portfolio USD ($)
After 1 Year	$ 7
After 3 Years	23
After 5 Years	40
After 10 Years	$ 90

PORTFOLIO TURNOVER
The Portfolio will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13 % of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio is designed to reduce the overall portfolio volatility and the effects of adverse equity market conditions for a blended style investor (an "investing Fund").  The Portfolio will not pursue its investment objective of long-term growth of capital and income in isolation, but always with the goal of reducing an investing Fund's overall equity exposure when appropriate to mitigate equity risk.  In other words, in making investment decisions for the Portfolio, the Adviser will consider the blended investing style of the investing Fund and not necessarily the goal of achieving the Portfolio's investment objective.

The Portfolio will invest directly in equity securities, but it will also be able to invest without limit in derivative instruments, including futures contracts, forwards, options, swaps and other financially linked investments.  The Portfolio will also have the ability to invest in a wide array of asset classes, including U.S., non-U.S. and emerging market equity and fixed-income securities, commodities, REITs and other real estate-related securities, currencies, and inflation-indexed securities.

The Adviser will make asset allocation decisions for the Portfolio using a series of asset class risk and return tools as well as its fundamental research insight.  During periods of normal equity market volatility, and/or periods when equity market risk is believed appropriate to the return potential presented, the Adviser expects the Portfolio to be predominantly invested in equity securities.  Even at those times, however, the Adviser will make asset allocation decisions for the Portfolio based on its assessments of equity market risk.  When the Adviser determines that risks in the equity markets have risen to a level that is not compensated by the returns offered, the Adviser will reduce (or eliminate) the Portfolio's exposure to equity securities.

To effectuate the Portfolio's dynamic, opportunistic asset allocation approach, the Adviser may invest in derivatives or ETFs rather than investing directly in equity securities.  The Portfolio may use index futures or ETFs, for example, to gain broad exposure to a particular segment of the market, while buying representative equity securities to achieve exposure to another.  The Adviser will choose investments, in each case, based on concerns of cost and efficiency of access.  The Portfolio's holdings may be frequently adjusted to reflect the Adviser's assessment of changing risks.  The Adviser believes that these adjustments can also frequently be made efficiently and economically through the use of derivatives strategies and/or ETFs.  Similarly, when the Adviser decides to reduce (or eliminate) the Portfolio's exposure to the equity markets, the Adviser may choose to gain this alternative exposure directly through securities purchases or indirectly through derivatives transactions and/or ETFs.  The asset classes selected may or may not be represented by the holdings of other of the Pooling Portfolios, because investment decisions for the Portfolio will be driven by risk mitigation concerns that may be best facilitated through exposure to asset classes not represented elsewhere in the investing Fund's overall exposure.

The Portfolio has the risk that it may not accomplish its purpose if the Adviser does not correctly assess the risk in equity markets and, consequently, its performance could be affected adversely.
PRINCIPAL RISKS
  Market Risk:  The value of the Portfolio's assets will fluctuate as the stock, commodity and bond markets fluctuate.  The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk:  Changes in interest rates will affect the value of investments in fixed-income securities.  When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments.  The Portfolio may be subject to a heightened risk of rising interest rates as the current period of historically low rates is beginning to end and rates have begun rising.  Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk:  An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.  The issuer or guarantor may default, causing a loss of the full principal amount of a security.  The degree of risk for a particular security may be reflected in its credit rating.  There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.  Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Foreign (Non-U.S.) Risk:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk:  Fluctuations in currency exchange risk may negatively affect the value of the Portfolio's investments or reduce its returns.
  Emerging Market Risk:  Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Inflation Risk:  This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money.  As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.  This risk is significantly greater for fixed-income securities with longer maturities.
  Commodity Risk:  Investments in commodities and commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities.  The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Derivatives Risk:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk:  The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2015 , the year-to-date unannualized return for the Portfolio's shares was -5.13%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 7.46% in the 3rd quarter, 2013; and Worst Quarter was down -5.92% in the 3rd quarter, 2011.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2014 )
Average Annual Total Returns - AB Volatility Management Portfolio	1 Year	Since Inception [1]	Inception Date
AB Volatility Management Portfolio	7.19%	9.05%	Apr. 16, 2010
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	4.16%	8.60%
[1]	Inception date is 4/16/10.